Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2025
Entity Registrant Name	dei_EntityRegistrantName	THE RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2025
Prospectus Date	rr_ProspectusDate	May 30, 2025
F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF (RBON)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF (the “F/m Long-Term TIPS Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Treasury Inflation Protected Securities 20+ Year Index (I36081US).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m Long-Term TIPS Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The F/m Long-Term TIPS Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the F/m Long-Term TIPS Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The F/m Long-Term TIPS Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg U.S. Treasury Inflation Protected Securities 20+ Year Index (I36081US) (“Underlying Index”), a subset of the Bloomberg U.S. Treasury Inflation-Linked Bond Index (Series-L) (the “Parent Index”), which measures the performance of U.S. Treasury Inflation-Protected Securities (“TIPS”) with maturities that are greater than or equal to twenty (20) years. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), and TIPS’ principal payments are adjusted according to changes in the CPI-U. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in TIPS with maturities of greater than or equal to twenty (20) years.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines to have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index, including, but not limited to, bonds that are capital-indexed and linked to a commonly used domestic inflation index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Underlying Index and Parent Index

The Underlying Index was incepted in May 2025, with history backfilled to March 2010, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is market capitalization weighted and composed of TIPS that have a remaining maturity greater than or equal to twenty (20) years. Federal Reserve holdings of TIPS are excluded from the face amount outstanding of each bond in the Underlying Index.

The Underlying Index has a minimum liquidity requirement of $500M USD face value outstanding (not adjusted for inflation indexation) and principal and interest are inflation-linked and denominated in U.S. dollars. The bonds included in the Underlying Index must be capital-indexed and linked to a commonly used domestic inflation index. The bonds are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s® Investors Service, Inc.(“Moody’s”), Fitch Ratings, Inc. (“Fitch”) and Standard & Poor’s® Financial Services LLC (“S&P”); when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings are not available, the Index Provider may use other sources to classify securities by credit quality. Excluded from the Underlying Index are nominal bonds, floating rate bonds, non-government inflation-linked bonds, STRIPS, Treasury bills, bellwethers, private placements and retail bonds.

The Parent Index was incepted by the Index Provider in April 1998, with history backfilled to March 1, 1997. The Parent Index measures the performance of the TIPS market. Federal Reserve holdings of TIPS are excluded from the face amount outstanding of each bond in the Underlying Index. The Parent Index includes publicly-issued TIPS that have at least one year remaining to final maturity and have a minimum $500M outstanding face value (not adjusted for inflation indexation). The bonds are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Fitch and S&P; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. The bonds in the Parent Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Parent Index are nominal bonds, floating rate bonds, non-government inflation-linked bonds, STRIPS, Treasury bills, bellwethers, private placements and retail bonds.

The Underlying Index and the Parent Index are each rebalanced by the Index Provider on the last business day of each month. The Underlying Index and the Parent Index are both calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser.

Additional information regarding the Underlying Index, including its value, is available at https://assets.bbhub.io/professional/sites/27/US-Treasury-Inflation-Linked-Bond-Index-Series-L.pdf.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund-eligible investments (collectively, the “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The F/m Long-Term TIPS Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the F/m Long-Term TIPS Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the F/m Long-Term TIPS Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Asset Class Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Cash or Cash Equivalents Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. As interest rates rise, the value of a bond will fall in direct proportion to its duration and conversely, as interest rates fall, the value of a bond will increase in direct proportion to its duration. Therefore, the longer a bond’s duration (measured in years), the more sensitive its price will be to interest rate changes.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed-Income Market Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities or duration will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk. The Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional bonds.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Index-Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party provider and may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Inflation-Indexed Bonds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Inflation-Indexed Bonds Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Inflation-Linked Securities Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Inflation-Linked Securities Risk. In general, the value of an inflation-linked security, including TIPS, will typically decrease when real interest rates (nominal interest rates reduced by the expected impact of inflation) increase and increase when real interest rates decrease. When inflation is negative or concerns over inflation are low, the value and income of inflationlinked securities could fall and result in losses for the Fund and during periods of very low inflation, the yield on an inflation-linked security may be negative. Conversely, during sustained periods of high inflation, the Fund’s yield should increase, which may not be repeated. Funds that invest heavily in inflation-linked securities do not always move in lockstep with inflation because they do not necessarily buy inflation-linked securities when they are originally issued or hold them until maturity. In addition, the accrual of inflation adjustments on the Fund’s holdings may significantly impact the current level of dividends actually paid to shareholders. Changes in inflation rates and/or interest rates may cause the Fund’s yield to vary substantially over time.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Management Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Market Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics), war, acts of terrorism, recessions or other disruptive events (whether real, expected or perceived) in the local, regional or and global markets. These factors could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV. As a result, an investor could lose money over short periods due to short-term market movements or long periods of time during prolonged market downturns.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Market Price Risk
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●	Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the Fund.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Market Trading Risk
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●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | New Fund Risk
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●	New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund. Since the Fund is a new ETF, it has a limited history of operations for investors to evaluate.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Operational Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Passive Investment Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Passive Investment Risk. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Reinvestment Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Risk of Investing in the U.S.
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Risk [Text Block]	rr_RiskTextBlock
●	Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Underlying Fund Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Underlying Fund Risk. Other investment companies (i.e., ETFs and money market funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | U.S. Treasury Obligations Risk
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Risk [Text Block]	rr_RiskTextBlock
●	U.S. Treasury Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RBON
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 80

[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.